Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.17%
Angola-2.95%
Angolan Government International Bond
8.25%, 05/09/2028(a)	$23,990,000	$24,253,410
9.38%, 05/08/2048(a)(b)	24,536,000	24,015,591
9.13%, 11/26/2049(a)	24,795,000	23,798,539
		72,067,540
Bahrain-2.67%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	24,586,000	21,496,326
7.50%, 09/20/2047(a)	21,952,000	21,417,798
6.25%, 01/25/2051(a)	25,140,000	22,233,942
		65,148,066
Belarus-2.32%
Republic of Belarus International Bond
7.63%, 06/29/2027(a)(b)	22,175,000	19,491,603
6.20%, 02/28/2030(a)	10,120,000	7,501,703
6.38%, 02/24/2031(a)	39,540,000	29,677,933
		56,671,239
Brazil-2.72%
Brazilian Government International Bond
5.63%, 01/07/2041(b)	23,009,000	22,550,661
5.63%, 02/21/2047	23,163,000	21,922,621
4.75%, 01/14/2050	25,988,000	21,901,907
		66,375,189
Chile-2.86%
Chile Government International Bond
3.13%, 01/21/2026	33,652,000	34,880,634
3.86%, 06/21/2047	33,984,000	34,833,940
		69,714,574
China-3.07%
China Government International Bond
4.00%, 10/19/2048(a)(b)	19,900,000	25,300,860
2.25%, 10/21/2050(a)(b)	26,870,000	24,825,554
2.50%, 10/26/2051(a)(b)	25,360,000	24,749,581
		74,875,995
Colombia-2.43%
Colombia Government International Bond
7.38%, 09/18/2037	17,884,000	19,949,065
6.13%, 01/18/2041	20,124,000	19,719,206
5.63%, 02/26/2044	21,305,000	19,536,685
		59,204,956
Costa Rica-2.76%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)(b)	27,254,000	22,280,418
7.00%, 04/04/2044(a)	24,118,000	22,454,099
7.16%, 03/12/2045(a)(b)	24,071,000	22,711,229
		67,445,746
Dominican Republic-2.83%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	20,065,000	22,764,946
6.85%, 01/27/2045(a)	21,825,000	22,979,543
6.50%, 02/15/2048(a)(b)	22,933,000	23,249,705
		68,994,194
Egypt-2.39%
Egypt Government International Bond
8.50%, 01/31/2047(a)	23,242,000	19,484,164
	Principal Amount	Value
Egypt-(continued)
7.90%, 02/21/2048(a)	$24,752,000	$19,842,441
8.70%, 03/01/2049(a)	22,285,000	18,946,261
		58,272,866
El Salvador-1.72%
El Salvador Government International Bond
5.88%, 01/30/2025(a)	23,900,000	14,459,739
6.38%, 01/18/2027(a)	13,900,000	7,957,889
8.63%, 02/28/2029(a)	23,424,000	13,761,834
9.50%, 07/15/2052(a)	9,860,000	5,886,420
		42,065,882
Guatemala-2.78%
Guatemala Government Bond
4.88%, 02/13/2028(a)	21,650,000	22,808,491
3.70%, 10/07/2033(a)	23,666,000	22,482,937
4.65%, 10/07/2041(a)	23,280,000	22,476,840
		67,768,268
Hungary-1.38%
Hungary Government International Bond
2.13%, 09/22/2031(a)	11,910,000	11,298,183
7.63%, 03/29/2041	7,147,000	11,253,416
3.13%, 09/21/2051(a)	12,040,000	11,236,655
		33,788,254
Indonesia-2.91%
Indonesia Government International Bond
7.75%, 01/17/2038(a)	16,358,000	23,742,924
6.75%, 01/15/2044(a)(b)	16,974,000	23,693,355
4.45%, 04/15/2070	21,680,000	23,641,610
		71,077,889
Jordan-2.76%
Jordan Government International Bond
5.75%, 01/31/2027(a)	22,595,000	23,527,495
5.85%, 07/07/2030(a)	22,620,000	22,424,179
7.38%, 10/10/2047(a)	21,841,000	21,542,106
		67,493,780
Kazakhstan-2.76%
Kazakhstan Government International Bond
5.13%, 07/21/2025(a)	20,943,000	22,950,910
4.88%, 10/14/2044(a)	19,511,000	22,322,926
6.50%, 07/21/2045(a)	16,529,000	22,106,248
		67,380,084
Kenya-2.69%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	32,862,000	34,053,642
8.25%, 02/28/2048(a)(b)	32,791,000	31,552,484
		65,606,126
Kuwait-1.41%
Kuwait International Government Bond, 3.50%, 03/20/2027(a)	32,250,000	34,440,452
Mexico-2.89%
Mexico Government International Bond
4.60%, 01/23/2046	23,741,750	23,891,086
5.75%, 10/12/2110	21,216,000	23,087,039
Series A, 6.05%, 01/11/2040	19,831,000	23,614,755
		70,592,880
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Mongolia-1.33%
Mongolia Government International Bond
5.13%, 04/07/2026(a)	$10,585,000	$10,763,471
3.50%, 07/07/2027(a)(b)	11,734,000	11,008,090
4.45%, 07/07/2031(a)	11,480,000	10,801,149
		32,572,710
Morocco-2.77%
Morocco Government International Bond
3.00%, 12/15/2032(a)	25,104,000	23,247,434
5.50%, 12/11/2042(a)	20,820,000	22,080,651
4.00%, 12/15/2050(a)	25,840,000	22,237,904
		67,565,989
Nigeria-2.59%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	23,630,000	21,393,657
7.63%, 11/28/2047(a)	23,429,000	20,696,803
9.25%, 01/21/2049(a)	21,210,000	21,243,406
		63,333,866
Oman-2.99%
Oman Government International Bond
6.50%, 03/08/2047(a)	25,045,000	23,904,826
6.75%, 01/17/2048(a)	25,025,000	24,557,533
7.00%, 01/25/2051(a)	24,295,000	24,506,124
		72,968,483
Pakistan-2.60%
Pakistan Government International Bond
6.88%, 12/05/2027(a)	22,628,000	22,062,300
7.38%, 04/08/2031(a)	22,435,000	21,094,733
8.88%, 04/08/2051(a)	21,650,000	20,224,997
		63,382,030
Panama-2.82%
Panama Government International Bond
8.88%, 09/30/2027	17,062,500	22,519,343
3.16%, 01/23/2030	22,850,000	23,099,294
2.25%, 09/29/2032	25,400,000	23,301,960
		68,920,597
Paraguay-2.83%
Paraguay Government International Bond
4.70%, 03/27/2027(a)(b)	21,590,000	23,371,391
6.10%, 08/11/2044(a)	19,872,000	23,349,799
5.60%, 03/13/2048(a)	20,508,000	22,456,465
		69,177,655
Peru-2.84%
Peruvian Government International Bond
5.63%, 11/18/2050(b)	17,561,000	23,233,730
3.55%, 03/10/2051	25,097,000	24,256,250
3.60%, 01/15/2072	24,660,000	21,824,100
		69,314,080
Philippines-2.89%
Philippine Government International Bond
3.95%, 01/20/2040(b)	22,297,000	23,482,542
3.70%, 03/01/2041	23,162,000	23,698,905
3.70%, 02/02/2042	22,905,000	23,436,309
		70,617,756
Poland-1.42%
Republic of Poland Government International Bond, 3.25%, 04/06/2026	32,524,000	34,545,074
	Principal Amount	Value
Qatar-3.00%
Qatar Government International Bond
4.63%, 06/02/2046(a)	$20,260,000	$24,481,536
5.10%, 04/23/2048(a)	18,901,000	24,470,180
4.82%, 03/14/2049(a)	19,418,000	24,333,181
		73,284,897
Romania-2.90%
Romanian Government International Bond
6.13%, 01/22/2044(a)	18,862,000	23,563,014
5.13%, 06/15/2048(a)(b)	21,164,000	23,651,723
4.00%, 02/14/2051(a)(b)	25,130,000	23,586,842
		70,801,579
Russia-2.63%
Russian Foreign Bond - Eurobond
5.63%, 04/04/2042(a)	19,000,000	21,340,610
5.88%, 09/16/2043(a)	18,400,000	21,625,888
5.25%, 06/23/2047(a)	19,400,000	21,134,845
		64,101,343
Saudi Arabia-2.97%
Saudi Government International Bond
4.50%, 10/26/2046(a)	21,414,000	24,059,914
4.63%, 10/04/2047(a)	21,215,000	24,255,852
5.00%, 04/17/2049(a)	19,950,000	24,150,472
		72,466,238
South Africa-2.98%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	23,470,000	23,985,777
5.38%, 07/24/2044	26,617,000	24,352,532
6.30%, 06/22/2048(b)	24,709,000	24,479,206
		72,817,515
Sri Lanka-2.52%
Sri Lanka Government International Bond
6.13%, 06/03/2025(a)(b)	37,775,000	20,209,625
6.85%, 11/03/2025(a)	39,440,000	20,706,000
6.83%, 07/18/2026(a)(b)	41,486,000	20,721,012
		61,636,637
Turkey-2.59%
Turkey Government International Bond
8.00%, 02/14/2034	21,246,000	21,459,862
6.88%, 03/17/2036	23,090,000	20,976,734
7.25%, 03/05/2038	22,200,000	20,855,768
		63,292,364
Ukraine-2.36%
Ukraine Government International Bond
7.75%, 09/01/2027(a)	21,974,000	19,372,169
9.75%, 11/01/2028(a)	19,952,000	18,873,235
7.30%, 03/15/2033(a)	22,950,000	19,341,755
		57,587,159
United Arab Emirates-2.84%
Emirate of Dubai Government International Bond, 5.25%, 01/30/2043(a)	21,671,000	24,179,743

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
United Arab Emirates-(continued)
Finance Department Government of Sharjah
4.00%, 07/28/2050(a)	$26,310,000	$22,438,168
4.38%, 03/10/2051(a)	25,110,000	22,719,880
		69,337,791
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,655,629,688)		2,396,707,743
	Shares
Money Market Funds-0.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $10,736,568)	10,736,568	10,736,568
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.61% (Cost $2,666,366,256)		2,407,444,311
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.94%
Invesco Private Government Fund, 0.02%(c)(d)(e)	14,160,402	$14,160,402
Invesco Private Prime Fund, 0.11%(c)(d)(e)	33,034,331	33,040,937
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,203,086)		47,201,339
TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $2,713,569,342)		2,454,645,650
OTHER ASSETS LESS LIABILITIES-(0.55)%		(13,340,398)
NET ASSETS-100.00%		$2,441,305,252

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $1,716,417,732, which represented 70.31% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,814,291	$78,194,111	$(69,271,834)	$-	$-	$10,736,568	$514
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,930,470	42,782,983	(47,553,051)	-	-	14,160,402	638*
Invesco Private Prime Fund	44,171,098	79,454,668	(90,577,992)	(1,748)	(5,089)	33,040,937	7,803*
Total	$64,915,859	$200,431,762	$(207,402,877)	$(1,748)	$(5,089)	$57,937,907	$8,955

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Short Term High Yield Bond ETF (PGHY)
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.31%
Argentina-1.92%
AES Argentina Generacion S.A., 7.75%, 02/02/2024(a)	$850,000	$705,500
Agua y Saneamientos Argentinos S.A., 6.63%, 02/01/2023(a)	450,000	234,578
Arcor S.A.I.C., 6.00%, 07/06/2023(a)	350,000	339,923
Capex S.A., 6.88%, 05/15/2024(a)	300,000	286,332
Generacion Mediterranea S.A./Generacion Frias S.A./Central Termica Roca S.A., 9.63%, 07/27/2023(a)	771,000	627,817
IRSA Propiedades Comerciales S.A., 8.75%, 03/23/2023(a)	565,000	548,782
Pampa Energia S.A., 7.38%, 07/21/2023(a)	675,000	649,590
Provincia de Cordoba, 5.00%, 12/10/2025(a)(b)	661,221	476,086
Tecpetrol S.A., 4.88%, 12/12/2022(a)	553,000	542,651
		4,411,259
Australia-0.51%
FMG Resources August 2006 Pty. Ltd., 5.13%, 05/15/2024(a)	200,000	207,458
Infrabuild Australia Pty. Ltd., 12.00%, 10/01/2024(a)	300,000	309,287
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(a)	700,000	657,587
		1,174,332
Azerbaijan-0.56%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/2024(a)	300,000	301,125
Republic of Azerbaijan International Bond, 4.75%, 03/18/2024(a)	400,000	422,734
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/2023(a)	550,000	567,496
		1,291,355
Bahrain-0.86%
Bahrain Government International Bond
6.13%, 07/05/2022(a)	700,000	713,405
6.13%, 08/01/2023(a)	700,000	733,684
BBK BSC, 5.50%, 07/09/2024(a)	200,000	208,100
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/2024(a)	300,000	321,926
		1,977,115
Belarus-0.34%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/2024(a)	400,000	351,904
Republic of Belarus International Bond, 6.88%, 02/28/2023(a)	450,000	427,847
		779,751
Belgium-0.32%
Barry Callebaut Services N.V., 5.50%, 06/15/2023(a)	700,000	744,701
Bolivia-0.49%
Bolivian Government International Bond
4.88%, 10/29/2022(a)(c)	700,000	708,418
5.95%, 08/22/2023(a)(c)	400,000	415,462
		1,123,880
Brazil-5.13%
Aegea Finance S.a.r.l., 5.75%, 10/10/2024(a)	200,000	204,281
	Principal Amount	Value
Brazil-(continued)
Banco Bradesco S.A., 2.85%, 01/27/2023(a)(c)	$700,000	$708,967
Banco BTG Pactual S.A., 5.50%, 01/31/2023(a)	500,000	517,182
Banco do Estado do Rio Grande do Sul S.A., 7.38%, 02/02/2022(a)	700,000	700,000
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	655,000	692,813
4.75%, 05/09/2024(a)	250,000	263,969
Banco Safra S.A., 4.13%, 02/08/2023(a)	600,000	615,123
Banco Votorantim S.A.
4.00%, 09/24/2022(a)	500,000	507,923
4.50%, 09/24/2024(a)	200,000	208,727
Braskem Finance Ltd., 6.45%, 02/03/2024(c)	700,000	757,589
Brazilian Government International Bond, 2.63%, 01/05/2023	500,000	507,090
BRF S.A., 4.75%, 05/22/2024(a)	400,000	414,918
Caixa Economica Federal, 3.50%, 11/07/2022(a)	750,000	759,821
Cielo USA, Inc., 3.75%, 11/16/2022(a)	612,000	618,120
Embraer Overseas Ltd., 5.70%, 09/16/2023(a)	625,000	652,591
Embraer S.A., 5.15%, 06/15/2022	600,000	608,022
InterCement Financial Operations B.V., 5.75%, 07/17/2024(a)	200,000	175,997
Itau Unibanco Holding S.A.
5.65%, 03/19/2022(a)	600,000	603,000
5.50%, 08/06/2022(a)	700,000	713,055
2.90%, 01/24/2023(a)(c)	650,000	657,637
5.13%, 05/13/2023(a)	600,000	626,328
Petrobras Global Finance B.V., 6.25%, 03/17/2024	250,000	269,725
		11,782,878
Canada-1.75%
Cenovus Energy, Inc., 3.80%, 09/15/2023	600,000	620,885
Cooke Omega Investments, Inc./Alpha VesselCo. Holdings, Inc., 8.50%, 12/15/2022(a)	500,000	511,602
Ensign Drilling, Inc., 9.25%, 04/15/2024(a)	400,000	382,492
Mountain Province Diamonds, Inc., 8.00%, 12/15/2022(a)	725,000	689,671
NOVA Chemicals Corp., 4.88%, 06/01/2024(a)	100,000	102,117
Quebecor Media, Inc., 5.75%, 01/15/2023	500,000	510,608
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/2023(a)	600,000	600,747
TransAlta Corp., 4.50%, 11/15/2022(c)	600,000	605,577
		4,023,699
China-5.30%
China Grand Automotive Services Ltd., 8.63%, 04/08/2022(a)	450,000	339,975
China South City Holdings Ltd.
11.50%, 08/12/2022(a)	700,000	581,000
10.88%, 10/26/2022(a)	700,000	577,500
7.25%, 11/20/2022(a)	400,000	320,000
Chongqing Hechuan City Construction Investment Group Co. Ltd., 6.30%, 07/18/2022(a)	200,000	199,750
Easy Tactic Ltd.
5.75%, 07/13/2022(a)	1,200,000	489,000
9.13%, 07/28/2022(a)	600,000	224,400
See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
China-(continued)
8.13%, 02/27/2023(a)	$900,000	$322,200
11.75%, 08/02/2023(a)(c)	750,000	268,125
Fortune Star (BVI) Ltd.
5.95%, 01/29/2023(a)	400,000	398,120
6.75%, 07/02/2023(a)	500,000	500,677
6.85%, 07/02/2024(a)	200,000	200,340
Fujian Zhanglong Group Co. Ltd., 5.88%, 08/26/2022(a)	450,000	462,212
Gemstones International Ltd., 12.00%, 03/10/2023(a)	300,000	210,180
Guangxi Liuzhou Dongcheng Investment Development Group Co. Ltd., 7.00%, 09/30/2022(a)	600,000	564,000
Hejun Shunze Investment Co. Ltd.
11.00%, 06/04/2022(a)	500,000	91,250
10.40%, 03/09/2023(a)	500,000	86,250
Hong Kong Red Star Macalline Universal Home Furnishings Ltd., 3.38%, 09/21/2022(a)	600,000	504,000
Huai An Traffic Holding Group Co. Ltd., 6.00%, 09/19/2022(a)	240,000	239,400
Kunming Municipal Urban Construction Investment & Development Co. Ltd., 5.80%, 10/17/2022(a)	600,000	566,544
Lanzhou City Development Investment Co. Ltd., 4.15%, 11/15/2022(a)	400,000	348,584
New Metro Global Ltd., 6.50%, 05/20/2022(a)(c)	350,000	302,750
RongXingDa Development (BVI) Ltd.
8.00%, 04/24/2022(a)	615,000	212,175
8.95%, 12/31/2022(a)	500,000	171,819
Scenery Journey Ltd.
11.50%, 10/24/2022(a)	700,000	75,250
13.00%, 11/06/2022(a)(c)	500,000	55,000
12.00%, 10/24/2023(a)	400,000	43,500
13.75%, 12/31/2049(a)	750,000	83,437
Wanda Properties International Co. Ltd., 7.25%, 01/29/2024(a)(c)	500,000	468,200
Wanda Properties Overseas Ltd.
6.95%, 12/05/2022(a)	700,000	664,510
6.88%, 07/23/2023(a)(c)	500,000	472,955
Yango Justice International Ltd., 9.25%, 04/15/2023(a)	500,000	103,750
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023(a)(c)	500,000	498,750
6.80%, 02/27/2024(a)	300,000	295,704
Zhangzhou Jiulongjiang Group Co. Ltd., 5.60%, 09/10/2022(a)	400,000	411,500
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)(c)	817,000	837,049
		12,189,856
Colombia-1.72%
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	700,000	710,983
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	677,000	695,679
Banco GNB Sudameris S.A., 7.50%, 07/30/2022(a)	575,000	589,214
Bancolombia S.A., 5.13%, 09/11/2022	550,000	560,722
Ecopetrol S.A., 5.88%, 09/18/2023	200,000	210,741
Gilex Holding S.a.r.l., 8.50%, 05/02/2023(a)(c)	640,000	647,226
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	545,000	551,338
		3,965,903
	Principal Amount	Value
Costa Rica-0.56%
Banco Nacional de Costa Rica, 6.25%, 11/01/2023(a)	$550,000	$580,250
Costa Rica Government International Bond, 4.25%, 01/26/2023(a)(c)	700,000	709,905
		1,290,155
Croatia-0.78%
Croatia Government International Bond
5.50%, 04/04/2023(a)	600,000	627,593
6.00%, 01/26/2024(a)	500,000	541,750
Hrvatska Elektroprivreda, 5.88%, 10/23/2022(a)	600,000	617,757
		1,787,100
Denmark-0.26%
DKT Finance ApS, 9.38%, 06/17/2023(a)	600,000	606,000
Dominican Republic-0.57%
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/2023(a)	550,000	570,234
Dominican Republic International Bond, 6.60%, 01/28/2024(a)	683,000	736,964
		1,307,198
Egypt-0.77%
Egypt Government International Bond
5.58%, 02/21/2023(a)	600,000	616,350
4.55%, 11/20/2023(a)	684,000	697,694
6.20%, 03/01/2024(a)	250,000	259,804
5.75%, 05/29/2024(a)	200,000	205,288
		1,779,136
El Salvador-0.27%
AES El Salvador Trust II, 6.75%, 03/28/2023(a)	700,000	621,411
Georgia-0.57%
Bank of Georgia JSC, 6.00%, 07/26/2023(a)	700,000	739,998
Georgia Capital JSC, 6.13%, 03/09/2024(a)	300,000	303,675
TBC Bank JSC, 5.75%, 06/19/2024(a)	250,000	261,875
		1,305,548
Germany-0.33%
Commerzbank AG, 8.13%, 09/19/2023(a)	509,000	553,356
Norddeutsche Landesbank-Girozentrale, 6.25%, 04/10/2024(a)	200,000	208,479
		761,835
Ghana-0.10%
Ghana Government International Bond, 7.88%, 08/07/2023(a)	230,000	231,157
Guatemala-0.52%
Guatemala Government Bond, 5.75%, 06/06/2022(a)	560,000	564,228
Industrial Senior Trust, 5.50%, 11/01/2022(a)	625,000	632,200
		1,196,428
India-4.22%
ABJA Investment Co. Pte. Ltd.
4.45%, 07/24/2023(a)(c)	450,000	463,319
5.95%, 07/31/2024(a)	300,000	321,000
Axis Bank Ltd., 3.00%, 08/08/2022(a)	653,000	656,994
Delhi International Airport Ltd., 6.13%, 02/03/2022(a)	700,000	700,000

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
India-(continued)
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	$100,000	$101,375
Greenko Investment Co., 4.88%, 08/16/2023(a)(c)	600,000	604,098
IIFL Finance Ltd., 5.88%, 04/20/2023(a)(c)	612,000	596,730
India Green Energy Holdings, 5.38%, 04/29/2024(a)	250,000	253,160
India Toll Roads, 5.50%, 08/19/2024(a)	250,000	250,320
JSW Steel Ltd.
5.25%, 04/13/2022(a)(c)	600,000	602,250
5.95%, 04/18/2024(a)	250,000	260,012
Manappuram Finance Ltd., 5.90%, 01/13/2023(a)(c)	500,000	505,500
Muthoot Finance Ltd.
6.13%, 10/31/2022(a)(c)	700,000	709,980
4.40%, 09/02/2023(a)(c)	600,000	605,250
ReNew Power Pvt Ltd., 6.45%, 09/27/2022(a)	600,000	604,695
Shriram Transport Finance Co. Ltd.
5.70%, 02/27/2022(a)	600,000	601,431
5.95%, 10/24/2022(a)	565,000	570,893
5.10%, 07/16/2023(a)	600,000	602,043
4.40%, 03/13/2024(a)(c)	278,000	274,492
Tata Motors Ltd., 5.75%, 10/30/2024(a)	200,000	209,500
TML Holdings Pte Ltd., 5.50%, 06/03/2024(a)	200,000	206,250
		9,699,292
Indonesia-1.43%
Alam Synergy Pte. Ltd., 6.63%, 04/24/2022(a)	400,000	378,572
Global Prime Capital Pte. Ltd., 5.50%, 10/18/2023(a)	400,000	401,574
Jababeka International B.V., 6.50%, 10/05/2023(a)	700,000	639,541
Nickel Mines Ltd., 6.50%, 04/01/2024(a)	300,000	300,060
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a)(c)	450,000	438,889
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/2023(a)	800,000	534,000
TBLA International Pte. Ltd., 7.00%, 01/24/2023(a)	600,000	591,963
		3,284,599
Israel-0.98%
Energean Israel Finance Ltd., 4.50%, 03/30/2024(a)(c)	250,000	251,156
Leviathan Bond Ltd., 5.75%, 06/30/2023(a)	507,202	521,323
Teva Pharmaceutical Finance Co. B.V., 2.95%, 12/18/2022	550,000	549,202
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/2023	700,000	686,896
6.00%, 04/15/2024(c)	250,000	255,000
		2,263,577
Italy-0.24%
UniCredit S.p.A., 7.83%, 12/04/2023(a)	500,000	549,798
Jamaica-0.13%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/2024(a)	300,000	307,833
Japan-0.68%
Rakuten Group, Inc., 3.55%, 11/27/2024(a)	300,000	305,754
	Principal Amount	Value
Japan-(continued)
SoftBank Group Corp.
5.38%, 07/30/2022(a)	$635,000	$638,699
5.50%, 04/20/2023(a)	300,000	307,125
4.75%, 09/19/2024(a)	300,000	303,405
		1,554,983
Kenya-0.09%
Republic of Kenya Government International Bond, 6.88%, 06/24/2024(a)	200,000	212,602
Kuwait-0.30%
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/2023(a)	700,000	699,289
Luxembourg-0.09%
ArcelorMittal S.A., 3.60%, 07/16/2024	200,000	204,443
Malaysia-0.01%
SD International Sukuk Ltd., 6.30%, 05/09/2022(a)	200,000	17,000
Mexico-2.30%
Alpha Holding S.A. de C.V., 10.00%, 12/19/2022(a)(d)	650,000	83,694
BBVA Bancomer S.A., 6.75%, 09/30/2022(a)	606,000	626,437
Credito Real, S.A.B. de C.V., SOFOM, E.R., 7.25%, 07/20/2023(a)(c)	300,000	116,234
Grupo Kaltex S.A. de C.V., 8.88%, 04/11/2022(a)	450,000	435,913
Grupo Posadas S.A.B. de C.V., 7.88%, 06/30/2022(a)(d)	400,000	319,354
Metalsa S.A. de C.V., 4.90%, 04/24/2023(a)	505,000	519,372
Petroleos Mexicanos
5.38%, 03/13/2022(c)	692,000	694,159
3.50%, 01/30/2023	584,000	590,071
4.63%, 09/21/2023(c)	585,000	599,596
4.88%, 01/18/2024(c)	771,000	793,112
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)(c)	700,000	503,142
		5,281,084
Mongolia-1.23%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)	600,000	629,707
Mongolia Government International Bond
5.13%, 12/05/2022(a)	526,000	534,547
5.63%, 05/01/2023(a)	700,000	717,509
8.75%, 03/09/2024(a)	200,000	218,517
Mongolian Mortgage Corp. Hfc LLC, 8.85%, 02/08/2024(a)	750,000	716,685
		2,816,965
Morocco-0.36%
Morocco Government International Bond, 4.25%, 12/11/2022(a)	600,000	613,974
OCP S.A., 5.63%, 04/25/2024(a)	200,000	212,850
		826,824
Nigeria-1.07%
Fidelity Bank PLC, 10.50%, 10/16/2022(a)	500,000	515,694

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Nigeria-(continued)
Nigeria Government International Bond
5.63%, 06/27/2022	$700,000	$708,498
6.38%, 07/12/2023(a)	600,000	625,908
United Bank for Africa PLC, 7.75%, 06/08/2022(a)	600,000	606,857
		2,456,957
Oman-1.07%
Bank Muscat SAOG, 4.88%, 03/14/2023(a)	600,000	614,340
Oman Government International Bond
3.88%, 03/08/2022(a)(c)	500,000	501,513
4.13%, 01/17/2023(a)	700,000	712,251
Oztel Holdings SPC Ltd., 5.63%, 10/24/2023(a)	608,000	629,738
		2,457,842
Pakistan-0.40%
Pakistan Government International Bond, 8.25%, 04/15/2024(a)	200,000	209,545
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/2022(a)	700,000	710,994
		920,539
Panama-0.52%
Banistmo S.A., 3.65%, 09/19/2022(a)	550,000	556,875
Multibank, Inc., 4.38%, 11/09/2022(a)	625,000	636,509
		1,193,384
Paraguay-0.26%
Paraguay Government International Bond, 4.63%, 01/25/2023(a)	590,000	609,181
Peru-0.30%
Volcan Cia Minera S.A.A., Class B, 5.38%, 02/02/2022(a)	700,000	700,000
Puerto Rico-0.32%
Popular, Inc., 6.13%, 09/14/2023	700,000	732,116
Russia-3.53%
Borets Finance DAC, 6.50%, 04/07/2022(a)	200,000	198,100
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50%, 09/19/2024(a)	300,000	294,135
Credit Bank of Moscow Via CBOM Finance PLC, 5.55%, 02/14/2023(a)	500,000	493,650
Eurochem Finance DAC, 5.50%, 03/13/2024(a)	300,000	309,617
Evraz PLC, 5.25%, 04/02/2024(a)	300,000	307,726
Global Ports Finance PLC, 6.50%, 09/22/2023(a)	600,000	629,542
GTLK Europe DAC, 5.13%, 05/31/2024(a)	200,000	194,750
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	650,000	664,547
O1 Properties Finance PLC, 0.50%, 12/31/2049(a)	500,000	59,000
Petropavlovsk 2016 Ltd., 8.13%, 11/14/2022(a)	300,000	300,672
Polyus Finance PLC
4.70%, 03/28/2022(a)	600,000	601,638
5.25%, 02/07/2023(a)	400,000	407,444
4.70%, 01/29/2024(a)	500,000	509,570
Rusal Capital DAC
5.13%, 02/02/2022(a)	400,000	400,000
4.85%, 02/01/2023(a)	600,000	600,780
5.30%, 05/03/2023(a)	600,000	605,159
	Principal Amount	Value
Russia-(continued)
Sberbank of Russia Via SB Capital S.A., 5.13%, 10/29/2022(a)	$735,000	$732,706
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/2024(a)	300,000	300,451
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)	500,000	501,325
		8,110,812
Saudi Arabia-0.18%
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/2022(a)	400,000	403,958
Singapore-0.22%
LMIRT Capital Pte Ltd., 7.25%, 06/19/2024(a)	200,000	200,720
Puma International Financing S.A., 5.13%, 10/06/2024(a)	300,000	300,015
		500,735
South Africa-1.80%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	650,000	660,738
Gold Fields Orogen Holding (BVI) Ltd., 5.13%, 05/15/2024(a)	300,000	316,270
MTN (Mauritius) Investments Ltd., 4.76%, 11/11/2024(a)	300,000	309,245
Republic of South Africa Government International Bond
5.88%, 05/30/2022	500,000	508,190
4.67%, 01/17/2024	600,000	626,814
Sasol Financing International Ltd., 4.50%, 11/14/2022	637,000	643,360
Sasol Financing USA LLC, 5.88%, 03/27/2024	450,000	464,020
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	600,000	598,500
		4,127,137
South Korea-0.27%
SK Innovation Co. Ltd., 4.13%, 07/13/2023(a)(c)	600,000	615,995
Spain-0.20%
Codere Finance 2 (Luxembourg) S.A., 2.00% PIK Rate, 11.63% Cash Rate, 13.63%, 11/30/2027(a)(e)(f)	724,938	467,158
Sri Lanka-0.68%
Sri Lanka Government International Bond
5.88%, 07/25/2022(a)(c)	1,000,000	742,500
5.75%, 04/18/2023(a)	900,000	482,616
6.85%, 03/14/2024(a)	400,000	205,000
6.35%, 06/28/2024(a)	250,000	128,125
		1,558,241
Supranational-0.44%
Eastern & Southern African Trade & Development Bank (The), 5.38%, 03/14/2022(a)	1,015,000	1,019,339
Sweden-0.68%
Stena AB, 7.00%, 02/01/2024(a)	600,000	617,643
Stena International S.A., 5.75%, 03/01/2024(a)	175,000	179,138
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/2022	750,000	756,701
		1,553,482

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Trinidad-0.27%
Trinidad & Tobago Government International Bond, 4.38%, 01/16/2024(a)	$600,000	$615,693
Turkey-10.13%
Akbank T.A.S., 5.00%, 10/24/2022(a)	670,000	676,392
Arcelik A.S., 5.00%, 04/03/2023(a)	700,000	710,945
Fibabanka A.S., 6.00%, 01/25/2023(a)	600,000	604,680
Hazine Mustesarligi Varlik Kiralama A.S.
5.80%, 02/21/2022(a)	700,000	701,330
5.00%, 04/06/2023(a)	700,000	705,427
4.49%, 11/25/2024(a)	300,000	294,669
KOC Holding A.S., 5.25%, 03/15/2023(a)	700,000	709,765
Mersin Uluslararasi Liman Isletmeciligi A.S., 5.38%, 11/15/2024(a)	300,000	306,479
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	700,000	704,417
QNB Finansbank A.S.
4.88%, 05/19/2022(a)	600,000	605,254
6.88%, 09/07/2024(a)	300,000	315,738
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	750,000	732,360
T.C. Ziraat Bankasi A.S., 5.13%, 05/03/2022(a)	600,000	604,178
TC Ziraat Bankasi A.S., 5.13%, 09/29/2023(a)	700,000	692,888
Turk Telekomunikasyon A.S., 4.88%, 06/19/2024(a)	200,000	198,378
Turkey Government International Bond
5.13%, 03/25/2022	600,000	603,068
6.25%, 09/26/2022	650,000	663,624
3.25%, 03/23/2023	600,000	595,773
7.25%, 12/23/2023	700,000	727,139
5.75%, 03/22/2024	400,000	401,300
6.35%, 08/10/2024	200,000	201,716
5.60%, 11/14/2024	300,000	296,390
Turkiye Garanti Bankasi A.S.
5.25%, 09/13/2022(a)	550,000	557,942
5.88%, 03/16/2023(a)	500,000	509,701
Turkiye Ihracat Kredi Bankasi A.S.
4.25%, 09/18/2022(a)	650,000	653,884
5.38%, 10/24/2023(a)	750,000	747,484
8.25%, 01/24/2024(a)	600,000	623,184
6.13%, 05/03/2024(a)	400,000	399,398
Turkiye Is Bankasi A.S.
5.50%, 04/21/2022(a)	600,000	603,838
6.00%, 10/24/2022(a)	700,000	705,998
7.85%, 12/10/2023(a)	600,000	616,416
6.13%, 04/25/2024(a)	300,000	300,028
Turkiye Petrol Rafinerileri A.S., 4.50%, 10/18/2024(a)	300,000	294,975
Turkiye Sinai Kalkinma Bankasi A.S., 5.50%, 01/16/2023(a)	500,000	504,882
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/2022(a)	600,000	604,764
6.00%, 11/01/2022(a)	400,000	401,356
5.75%, 01/30/2023(a)	750,000	759,808
8.13%, 03/28/2024(a)	400,000	414,467
Yapi ve Kredi Bankasi A.S.
5.75%, 02/24/2022(a)	700,000	702,112
5.50%, 12/06/2022(a)	700,000	703,500
6.10%, 03/16/2023(a)	600,000	611,756
5.85%, 06/21/2024(a)	200,000	199,228
8.25%, 10/15/2024(a)	300,000	314,079
		23,280,710
	Principal Amount	Value
Ukraine-1.39%
Metinvest B.V., 7.75%, 04/23/2023(a)	$540,000	$504,679
MHP SE, 7.75%, 05/10/2024(a)	350,000	319,606
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.38%, 07/19/2022(a)	600,000	554,130
Ukraine Government International Bond
7.75%, 09/01/2022(a)	500,000	481,322
7.75%, 09/01/2023(a)	700,000	646,814
8.99%, 02/01/2024(a)	550,000	508,750
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2024(a)	200,000	181,500
		3,196,801
United Arab Emirates-0.64%
Alpha Star Holding III Ltd., 6.25%, 04/20/2022(a)(c)	800,000	802,960
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)	654,000	666,616
		1,469,576
United Kingdom-0.37%
Celtic Resources Holdings DAC, 4.13%, 10/09/2024(a)	300,000	300,803
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	550,000	551,625
		852,428
United States-34.07%
24 Hour Fitness Worldwide, Inc., 8.00%, 06/01/2022(a)(d)(f)(g)	150,000	0
ADT Security Corp. (The), 4.13%, 06/15/2023	750,000	761,062
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	710,000	730,995
Ahern Rentals, Inc., 7.38%, 05/15/2023(a)	500,000	471,250
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(a)	700,000	706,300
Altera Infrastructure L.P./Teekay Offshore Finance Corp., 8.50%, 07/15/2023(a)	600,000	321,000
AMC Networks, Inc., 5.00%, 04/01/2024	300,000	300,263
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	715,000	721,124
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	300,000	309,709
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(a)	600,000	600,807
Avient Corp., 5.25%, 03/15/2023	700,000	718,203
Ball Corp., 4.00%, 11/15/2023	700,000	722,981
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	200,000	200,213
Brinker International, Inc.
3.88%, 05/15/2023	700,000	705,348
5.00%, 10/01/2024(a)	300,000	312,072
Callon Petroleum Co., 6.13%, 10/01/2024(c)	300,000	300,363
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.75%, 04/15/2023	500,000	501,012
Carpenter Technology Corp., 4.45%, 03/01/2023	650,000	656,358
CF Industries, Inc., 3.45%, 06/01/2023	432,000	441,841
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	200,000	218,689
Citgo Holding, Inc., 9.25%, 08/01/2024(a)	200,000	200,020
Civitas Resources, Inc., 7.50%, 04/30/2026	64,201	64,576

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
United States-(continued)
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	$700,000	$678,898
Commercial Metals Co., 4.88%, 05/15/2023	574,000	588,924
Compass Minerals International, Inc., 4.88%, 07/15/2024(a)	300,000	305,125
Continental Resources, Inc.
4.50%, 04/15/2023(c)	500,000	513,420
3.80%, 06/01/2024	200,000	205,346
CoreCivic, Inc., 4.63%, 05/01/2023(c)	463,000	468,209
CSC Holdings LLC
5.88%, 09/15/2022	625,000	635,828
5.25%, 06/01/2024(c)	200,000	206,226
DCP Midstream Operating L.P., 3.88%, 03/15/2023	700,000	707,752
Delta Air Lines, Inc.
3.63%, 03/15/2022	600,000	600,249
3.80%, 04/19/2023	700,000	707,128
2.90%, 10/28/2024(c)	300,000	296,622
Diebold Nixdorf, Inc., 8.50%, 04/15/2024(c)	430,000	427,334
DISH DBS Corp.
5.88%, 07/15/2022(c)	602,000	610,277
5.00%, 03/15/2023	601,000	611,199
5.88%, 11/15/2024	300,000	303,108
Diversified Healthcare Trust, 4.75%, 05/01/2024	444,000	444,471
Encompass Health Corp., 5.13%, 03/15/2023	239,000	239,629
EnerSys, 5.00%, 04/30/2023(a)	300,000	305,826
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	200,000	201,640
EQM Midstream Partners L.P.
4.75%, 07/15/2023	589,000	596,963
4.00%, 08/01/2024	200,000	199,710
EQT Corp., 3.00%, 10/01/2022(c)	593,000	595,915
First-Citizens Bank & Trust Co.
5.00%, 08/15/2022	520,000	530,779
5.00%, 08/01/2023	600,000	630,389
4.75%, 02/16/2024(c)	700,000	741,037
Ford Motor Credit Co. LLC
3.55%, 10/07/2022(c)	600,000	606,900
3.35%, 11/01/2022	700,000	705,561
3.09%, 01/09/2023(c)	650,000	652,372
4.14%, 02/15/2023	650,000	658,135
3.37%, 11/17/2023	650,000	652,457
5.58%, 03/18/2024	400,000	418,446
4.06%, 11/01/2024	300,000	305,735
Freedom Mortgage Corp., 8.13%, 11/15/2024(a)	300,000	300,753
Freeport-McMoRan, Inc.
3.88%, 03/15/2023(c)	500,000	507,405
4.55%, 11/14/2024(c)	300,000	315,430
Fresh Market, Inc. (The), 9.75%, 05/01/2023(a)	597,000	609,731
FS Energy and Power Fund, 7.50%, 08/15/2023(a)	864,000	899,662
FXI Holdings, Inc., 7.88%, 11/01/2024(a)	300,000	303,758
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	200,000	198,332
Genworth Holdings, Inc., 4.80%, 02/15/2024	670,000	682,395
GEO Group, Inc. (The), 5.13%, 04/01/2023	623,000	595,719
Golden Nugget, Inc., 6.75%, 10/15/2024(a)	300,000	300,414
Goodman Networks, Inc., 8.00%, 05/11/2022(h)	98,659	45,383
	Principal Amount	Value
United States-(continued)
Graphic Packaging International LLC
4.88%, 11/15/2022	$624,000	$631,547
4.13%, 08/15/2024	200,000	208,080
Hanesbrands, Inc., 4.63%, 05/15/2024(a)	250,000	255,000
HCA, Inc., 5.88%, 05/01/2023(c)	605,000	629,823
Howmet Aerospace, Inc., 5.13%, 10/01/2024(c)	300,000	313,845
Hyatt Hotels Corp.
1.30%, 10/01/2023	300,000	297,683
1.80%, 10/01/2024	300,000	298,256
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.75%, 02/01/2024	625,000	625,391
4.75%, 09/15/2024	300,000	304,507
iStar, Inc., 4.75%, 10/01/2024(c)	300,000	304,070
Jacobs Entertainment, Inc., 7.88%, 02/01/2024(a)	680,000	696,442
KB Home
7.50%, 09/15/2022	617,000	637,694
7.63%, 05/15/2023(c)	500,000	520,020
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(a)	300,000	301,146
Lumen Technologies, Inc.
Series T, 5.80%, 03/15/2022	735,000	737,679
Series W, 6.75%, 12/01/2023(c)	700,000	742,812
Series Y, 7.50%, 04/01/2024(c)	200,000	213,945
Macy’s Retail Holdings LLC
2.88%, 02/15/2023(c)	700,000	702,751
3.63%, 06/01/2024(c)	200,000	202,780
Mattel, Inc., 3.15%, 03/15/2023	700,000	704,574
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(a)	300,000	300,033
Maxar Space Robotics LLC, 9.75%, 12/31/2023(a)	500,000	537,550
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	275,000	291,115
MGM Resorts International
7.75%, 03/15/2022	594,000	597,861
6.00%, 03/15/2023	536,000	553,959
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/2022(a)	500,000	492,472
Navient Corp.
5.50%, 01/25/2023	750,000	766,725
7.25%, 09/25/2023	538,000	566,826
6.13%, 03/25/2024(c)	300,000	312,798
5.88%, 10/25/2024	300,000	311,625
Netflix, Inc.
5.50%, 02/15/2022	500,000	501,200
5.75%, 03/01/2024	131,000	140,978
Newmark Group, Inc., 6.13%, 11/15/2023	736,000	777,216
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(a)	200,000	206,017
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	626,000	610,976
Nordstrom, Inc., 2.30%, 04/08/2024	200,000	196,783
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(a)(d)	500,000	30
NortonLifeLock, Inc., 3.95%, 06/15/2022	736,000	737,696

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
United States-(continued)
Occidental Petroleum Corp.
2.70%, 02/15/2023	$484,000	$484,581
6.95%, 07/01/2024	325,000	354,577
2.90%, 08/15/2024	200,000	200,673
Oceaneering International, Inc., 4.65%, 11/15/2024	300,000	302,306
OneMain Finance Corp.
5.63%, 03/15/2023(c)	500,000	516,235
8.25%, 10/01/2023	575,000	623,018
6.13%, 03/15/2024(c)	350,000	367,059
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	200,000	215,871
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/2023(a)	700,000	722,725
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	783,000	770,315
Peabody Energy Corp., 6.00%, 03/31/2022(a)	200,000	198,862
Pitney Bowes, Inc., 4.63%, 03/15/2024	250,000	255,168
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/2024(a)	300,000	309,600
Pyxus Holdings, Inc., 10.00%, 08/24/2024	510,625	438,045
QVC, Inc.
4.38%, 03/15/2023	585,000	592,343
4.85%, 04/01/2024	250,000	254,375
Radian Group, Inc., 4.50%, 10/01/2024	300,000	307,058
Range Resources Corp.
5.00%, 08/15/2022	600,000	604,233
5.00%, 03/15/2023	500,000	506,950
Rayonier AM Products, Inc., 5.50%, 06/01/2024(a)	200,000	198,500
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/2023(a)	700,000	718,235
Revlon Consumer Products Corp., 6.25%, 08/01/2024	300,000	130,875
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	700,000	702,460
10.88%, 06/01/2023(a)	600,000	643,323
9.13%, 06/15/2023(a)	600,000	632,985
Sealed Air Corp.
4.88%, 12/01/2022(a)	455,000	459,807
5.25%, 04/01/2023(a)	600,000	614,289
Sensata Technologies B.V., 4.88%, 10/15/2023(a)	484,000	496,584
Service Properties Trust
5.00%, 08/15/2022	602,000	600,486
4.50%, 06/15/2023	789,000	776,167
4.65%, 03/15/2024(c)	250,000	243,446
4.35%, 10/01/2024	500,000	478,395
Six Flags Entertainment Corp., 4.88%, 07/31/2024(a)	200,000	200,243
SM Energy Co., 5.00%, 01/15/2024	581,000	581,909
Spirit AeroSystems, Inc., 3.95%, 06/15/2023	501,000	502,784
Sprint Communications, Inc., 6.00%, 11/15/2022(c)	600,000	618,882
Sprint Corp.
7.88%, 09/15/2023	660,000	713,589
7.13%, 06/15/2024	200,000	218,239
Starwood Property Trust, Inc., 5.50%, 11/01/2023(a)	500,000	514,975
Stellantis N.V., 5.25%, 04/15/2023	615,000	640,830
	Principal Amount	Value
United States-(continued)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.88%, 04/15/2023(a)	$500,000	$513,000
5.63%, 03/01/2024(a)	300,000	314,616
Tenet Healthcare Corp.
6.75%, 06/15/2023	565,000	592,476
4.63%, 07/15/2024	200,000	200,996
TerraForm Power Operating LLC, 4.25%, 01/31/2023(a)	500,000	503,040
T-Mobile USA, Inc., 4.00%, 04/15/2022	599,000	600,968
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(a)	500,000	504,107
Toll Brothers Finance Corp., 4.38%, 04/15/2023(c)	699,000	715,853
TPC Group, Inc., 10.50%, 08/01/2024(a)	300,000	199,953
Travel + Leisure Co., 3.90%, 03/01/2023	620,000	623,770
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	200,000	209,972
Trinity Industries, Inc., 4.55%, 10/01/2024	300,000	308,428
Triumph Group, Inc., 6.25%, 09/15/2024(a)	300,000	299,315
United Airlines Holdings, Inc.
4.25%, 10/01/2022(c)	600,000	607,299
5.00%, 02/01/2024(c)	726,000	737,819
W&T Offshore, Inc., 9.75%, 11/01/2023(a)	600,000	585,723
Welbilt, Inc., 9.50%, 02/15/2024(c)	600,000	604,206
Western Midstream Operating L.P., 4.00%, 07/01/2022	575,000	574,554
Wolverine Escrow LLC, 8.50%, 11/15/2024(a)	300,000	259,775
WR Grace Holdings LLC, 5.63%, 10/01/2024(a)	300,000	310,944
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(a)	570,000	570,579
Xerox Corp.
4.07%, 03/17/2022	600,000	602,541
3.80%, 05/15/2024(c)	250,000	254,984
Yum! Brands, Inc., 3.88%, 11/01/2023(c)	581,000	597,620
		78,308,218
Uzbekistan-0.27%
Republic of Uzbekistan International Bond, 4.75%, 02/20/2024(a)	600,000	621,682
Vietnam-0.14%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	300,000	321,278
Zambia-0.40%
First Quantum Minerals Ltd.
7.25%, 04/01/2023(a)	310,000	311,554
6.50%, 03/01/2024(a)	250,000	253,133
Zambia Government International Bond, 5.38%, 09/20/2022(a)	500,000	362,617
		927,304
Total U.S. Dollar Denominated Bonds & Notes (Cost $230,515,858)		219,089,552
	Shares
Preferred Stocks-0.11%
Guitar Center Holdings, Inc., Pfd., 0.00%(f)(i)	2,000	240,000
Guitar Center Holdings, Inc., Pfd., 0.00%(f)(i)	24	1,560
Total Preferred Stocks (Cost $623,350)		241,560

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Variable Rate Senior Loan Interests-0.02%(j)(k)
Hornbeck Offshore Services, Inc., Second Lien Term Loan, 11.50%, 02/07/2025 (Cost $496,040)	$589,900	$50,142
	Shares
Common Stocks & Other Equity Interests-0.02%
United States-0.02%
PetroQuest Energy, Inc.	28,971	12,313
Premier Brands Group Holdings LLC(l)	3,222	6,444
Premier Brands Group Holdings LLC, Wts., expiring 03/21/2024(l)	10,096	2,776
TRU Taj LLC/TRU Taj Finance, Inc.(f)	2,156	15,027
Total Common Stocks & Other Equity Interests (Cost $135,997)		36,560
Money Market Funds-1.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n) (Cost $4,315,447)	4,315,447	4,315,447
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.34% (Cost $236,086,692)		223,733,261
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.75%
Invesco Private Government Fund, 0.02%(m)(n)(o)	7,412,874	$7,412,874
Invesco Private Prime Fund, 0.11%(m)(n)(o)	17,302,252	17,305,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,719,352)		24,718,586
TOTAL INVESTMENTS IN SECURITIES-108.09% (Cost $260,806,044)		248,451,847
OTHER ASSETS LESS LIABILITIES-(8.09)%		(18,587,656)
NET ASSETS-100.00%		$229,864,191

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
Pfd.-Preferred
PIK-Pay-in-Kind
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $143,425,797, which represented 62.40% of the Fund’s Net Assets.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2022 was $403,078, which represented less than 1% of the Fund’s Net Assets.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Acquired as part of the Goodman Networks, Inc. reorganization.
(i)	Acquired as part of the Guitar Center, Inc. reorganization.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	Acquired as part of the Nine West Holding, Inc. reorganization.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,387,579	$20,998,901	$(27,071,033)	$-	$-	$4,315,447	$373
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,594,655	8,780,155	(6,961,936)	-	-	7,412,874	280*
Invesco Private Prime Fund	13,054,957	17,399,472	(13,145,985)	(766)	(1,966)	17,305,712	3,489*
Total	$29,037,191	$47,178,528	$(47,178,954)	$(766)	$(1,966)	$29,034,033	$4,142

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
January 31, 2022
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.76%
Australia-1.31%
APT Pipelines Ltd., 3.50%, 03/22/2030(a)	GBP	200,000	$282,640
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(a)	EUR	100,000	113,943
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	350,000	565,950
Glencore Finance (Europe) Ltd.
1.88%, 09/13/2023(a)	EUR	100,000	114,925
3.13%, 03/26/2026(a)	GBP	246,000	339,855
National Australia Bank Ltd.
1.25%, 05/18/2026(a)	EUR	100,000	116,230
1.38%, 08/30/2028(a)	EUR	200,000	234,953
NBN Co. Ltd., 1.00%, 12/03/2025(a)	AUD	350,000	234,424
Telstra Corp. Ltd., 2.50%, 09/15/2023	EUR	50,000	58,446
			2,061,366
Austria-0.07%
OMV AG, 1.00%, 12/14/2026(a)	EUR	100,000	115,453
Belgium-2.32%
Anheuser-Busch InBev S.A./N.V.
2.70%, 03/31/2026(a)	EUR	200,000	247,085
1.15%, 01/22/2027(a)	EUR	200,000	231,303
1.13%, 07/01/2027(a)	EUR	200,000	230,496
2.13%, 12/02/2027(a)	EUR	100,000	121,348
2.00%, 03/17/2028(a)(b)	EUR	300,000	363,666
2.25%, 05/24/2029(a)(b)	GBP	463,000	627,117
1.50%, 04/18/2030(a)	EUR	200,000	233,965
1.65%, 03/28/2031(a)	EUR	100,000	118,248
2.88%, 04/02/2032(a)	EUR	200,000	260,848
2.75%, 03/17/2036(a)	EUR	350,000	448,395
2.85%, 05/25/2037(a)	GBP	300,000	411,994
3.70%, 04/02/2040(a)	EUR	250,000	358,210
			3,652,675
Canada-15.94%
Bank of Montreal
2.85%, 03/06/2024	CAD	750,000	599,610
2.28%, 07/29/2024	CAD	600,000	473,574
2.37%, 02/03/2025	CAD	600,000	473,311
1.55%, 05/28/2026	CAD	450,000	340,413
3.19%, 03/01/2028	CAD	900,000	738,386
Bank of Nova Scotia (The)
2.49%, 09/23/2024	CAD	550,000	435,959
2.16%, 02/03/2025	CAD	600,000	470,226
1.85%, 11/02/2026	CAD	800,000	608,702
2.62%, 12/02/2026	CAD	450,000	359,187
1.40%, 11/01/2027	CAD	650,000	476,944
3.10%, 02/02/2028	CAD	750,000	611,896
Bell Canada
2.70%, 02/27/2024	CAD	400,000	318,186
3.35%, 03/12/2025	CAD	500,000	403,379
3.80%, 08/21/2028	CAD	350,000	288,390
2.50%, 05/14/2030	CAD	350,000	262,258
3.00%, 03/17/2031	CAD	400,000	307,154
3.50%, 09/30/2050	CAD	450,000	312,886
Canadian Imperial Bank of Commerce
3.29%, 01/15/2024	CAD	450,000	362,659
0.38%, 05/03/2024(a)	EUR	100,000	112,722
2.35%, 08/28/2024	CAD	500,000	395,090
2.00%, 04/17/2025	CAD	750,000	584,056
3.30%, 05/26/2025	CAD	650,000	531,448
	Principal Amount		Value
Canada-(continued)
1.10%, 01/19/2026	CAD	500,000	$372,929
1.70%, 07/15/2026	CAD	400,000	303,594
Canadian Pacific Railway Co.
1.59%, 11/24/2023	CAD	375,000	293,273
2.54%, 02/28/2028	CAD	450,000	350,290
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	450,000	360,801
CU, Inc., 4.09%, 09/02/2044	CAD	400,000	342,453
Enbridge, Inc.
3.20%, 06/08/2027	CAD	450,000	358,618
2.99%, 10/03/2029	CAD	400,000	310,441
3.10%, 09/21/2033	CAD	350,000	260,723
Federation des Caisses Desjardins du Quebec
2.42%, 10/04/2024	CAD	300,000	237,283
1.09%, 01/21/2026	CAD	400,000	298,391
HSBC Bank Canada, 1.78%, 05/20/2026	CAD	450,000	344,395
National Bank of Canada
2.98%, 03/04/2024	CAD	300,000	240,420
2.55%, 07/12/2024	CAD	350,000	277,942
2.24%, 11/04/2026	CAD	375,000	290,359
OMERS Finance Trust, 0.45%, 05/13/2025(a)	EUR	250,000	282,358
Ontario Teachers’ Finance Trust
0.10%, 05/19/2028(a)	EUR	200,000	219,276
0.90%, 05/20/2041(a)	EUR	300,000	329,006
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	550,000	444,828
3.25%, 05/01/2029	CAD	400,000	314,460
Royal Bank of Canada
2.35%, 07/02/2024	CAD	750,000	593,441
2.61%, 11/01/2024	CAD	850,000	675,723
1.94%, 05/01/2025	CAD	500,000	388,727
1.59%, 05/04/2026	CAD	500,000	379,191
2.33%, 01/28/2027	CAD	800,000	621,377
1.83%, 07/31/2028	CAD	400,000	298,311
Royal Office Finance L.P., Series A, 5.21%, 11/12/2032	CAD	374,570	350,579
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD	600,000	598,935
Suncor Energy, Inc., 5.00%, 04/09/2030	CAD	500,000	440,632
TELUS Corp.
3.35%, 04/01/2024	CAD	450,000	362,291
Series CY, 3.30%, 05/02/2029	CAD	400,000	319,509
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD	500,000	391,130
Toronto-Dominion Bank (The)
2.50%, 12/02/2024	CAD	650,000	515,210
1.94%, 03/13/2025	CAD	650,000	506,404
1.13%, 12/09/2025(a)	CAD	600,000	449,880
2.26%, 01/07/2027	CAD	550,000	426,415
0.50%, 01/18/2027(a)	EUR	100,000	111,031
1.89%, 03/08/2028	CAD	600,000	451,339
1.90%, 09/11/2028(a)	CAD	400,000	299,156
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	750,000	615,200
4.18%, 07/03/2048(a)	CAD	400,000	302,974
4.34%, 10/15/2049	CAD	400,000	310,672
			25,106,403
China-0.07%
Prosus N.V., 1.29%, 07/13/2029(a)	EUR	100,000	106,744
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount		Value
Denmark-0.70%
Danske Bank A/S
0.88%, 05/22/2023(a)	EUR	161,000	$182,533
0.63%, 05/26/2025(a)	EUR	100,000	113,066
Orsted A/S
4.88%, 01/12/2032(a)	GBP	300,000	503,089
5.75%, 04/09/2040(a)	GBP	150,000	305,705
			1,104,393
Finland-0.57%
Nordea Bank Abp
0.50%, 05/14/2027(a)(b)	EUR	200,000	225,032
1.13%, 09/27/2027(a)	EUR	200,000	232,689
0.50%, 11/02/2028(a)	EUR	200,000	218,880
OP Corporate Bank PLC
0.50%, 08/12/2025(a)	EUR	100,000	113,087
0.10%, 11/16/2027(a)	EUR	100,000	108,998
			898,686
France-18.44%
Action Logement Services
0.38%, 10/05/2031(a)	EUR	200,000	219,469
0.50%, 10/30/2034(a)	EUR	100,000	108,123
0.75%, 07/19/2041(a)	EUR	100,000	105,550
Aeroports de Paris
2.13%, 10/02/2026(a)	EUR	100,000	120,193
2.75%, 04/02/2030(a)	EUR	200,000	256,071
Air Liquide Finance S.A., 1.25%, 06/13/2028(a)	EUR	200,000	236,346
Airbus SE
1.38%, 06/09/2026(a)	EUR	200,000	232,341
1.63%, 06/09/2030(a)	EUR	200,000	236,306
2.38%, 04/07/2032(a)	EUR	100,000	125,133
2.38%, 06/09/2040(a)	EUR	100,000	122,065
Autoroutes du Sud de la France S.A.
1.25%, 01/18/2027(a)	EUR	100,000	116,652
1.38%, 01/22/2030(a)	EUR	200,000	237,640
1.38%, 02/21/2031(a)	EUR	100,000	117,950
Banque Federative du Credit Mutuel S.A.
3.00%, 05/21/2024(a)	EUR	100,000	118,832
1.25%, 01/14/2025(a)	EUR	200,000	231,209
0.01%, 03/07/2025(a)	EUR	200,000	222,330
0.75%, 07/17/2025(a)	EUR	200,000	227,430
3.00%, 09/11/2025(a)	EUR	100,000	120,853
1.63%, 01/19/2026(a)	EUR	200,000	234,917
2.38%, 03/24/2026(a)	EUR	300,000	354,780
0.01%, 05/11/2026(a)	EUR	200,000	219,511
0.75%, 06/08/2026(a)	EUR	200,000	226,585
1.00%, 07/16/2026(a)	GBP	200,000	257,327
1.25%, 05/26/2027(a)	EUR	200,000	231,364
0.25%, 07/19/2028(a)	EUR	100,000	106,776
0.63%, 11/03/2028(a)	EUR	200,000	217,985
1.75%, 03/15/2029(a)	EUR	100,000	117,542
1.88%, 06/18/2029(a)	EUR	100,000	114,578
0.75%, 01/17/2030(a)	EUR	100,000	108,725
1.25%, 06/03/2030(a)	EUR	100,000	112,761
0.63%, 02/21/2031(a)	EUR	200,000	213,150
BNP Paribas S.A.
2.38%, 02/17/2025(a)	EUR	200,000	236,175
1.50%, 11/17/2025(a)	EUR	200,000	232,762
3.38%, 01/23/2026(a)	GBP	400,000	560,072
1.63%, 02/23/2026(a)	EUR	200,000	236,106
1.13%, 06/11/2026(a)	EUR	200,000	229,101
	Principal Amount		Value
France-(continued)
0.13%, 09/04/2026(a)	EUR	100,000	$109,475
2.25%, 01/11/2027(a)	EUR	100,000	117,875
1.88%, 12/14/2027(a)	GBP	300,000	392,562
1.50%, 05/23/2028(a)	EUR	100,000	116,493
1.50%, 05/25/2028(a)	EUR	200,000	237,164
1.38%, 05/28/2029(a)	EUR	200,000	230,004
1.63%, 07/02/2031(a)	EUR	100,000	110,354
1.25%, 07/13/2031(a)	GBP	400,000	476,989
0.63%, 12/03/2032(a)	EUR	200,000	208,754
2.00%, 09/13/2036(a)	GBP	200,000	242,153
Bouygues S.A., 1.13%, 07/24/2028(a)	EUR	100,000	115,493
BPCE S.A.
4.63%, 07/18/2023(a)	EUR	100,000	119,270
0.88%, 01/31/2024(a)	EUR	100,000	113,922
0.63%, 09/26/2024(a)	EUR	300,000	340,376
1.00%, 04/01/2025(a)	EUR	100,000	114,205
0.63%, 04/28/2025(a)	EUR	200,000	226,453
0.25%, 01/15/2026(a)	EUR	200,000	222,070
0.38%, 02/02/2026(a)	EUR	100,000	111,496
0.50%, 02/24/2027(a)	EUR	100,000	110,116
1.00%, 10/05/2028(a)	EUR	100,000	114,213
5.25%, 04/16/2029(a)	GBP	300,000	465,840
0.25%, 01/14/2031(a)	EUR	200,000	209,681
0.75%, 03/03/2031(a)	EUR	100,000	107,634
Capgemini SE
2.00%, 04/15/2029(a)	EUR	100,000	121,072
2.38%, 04/15/2032(a)	EUR	200,000	250,609
Carrefour S.A., 2.63%, 12/15/2027(a)	EUR	100,000	120,961
Cie de Saint-Gobain, 1.88%, 03/15/2031(a)	EUR	200,000	242,967
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(a)	EUR	100,000	121,964
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(a)	EUR	200,000	232,890
2.13%, 07/29/2032(a)	EUR	200,000	244,184
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(a)	EUR	200,000	223,492
1.50%, 10/06/2031(a)	EUR	200,000	212,280
Credit Agricole S.A.
0.50%, 06/24/2024(a)	EUR	200,000	226,227
1.38%, 03/13/2025(a)	EUR	200,000	231,266
0.38%, 10/21/2025(a)	EUR	200,000	223,733
3.13%, 02/05/2026(a)	EUR	200,000	250,721
1.25%, 04/14/2026(a)	EUR	200,000	232,239
1.88%, 12/20/2026(a)	EUR	200,000	237,039
1.38%, 05/03/2027(a)	EUR	200,000	233,999
0.13%, 12/09/2027	EUR	200,000	215,086
0.38%, 04/20/2028(a)	EUR	200,000	216,287
1.75%, 03/05/2029(a)	EUR	200,000	235,721
1.00%, 07/03/2029(a)	EUR	200,000	229,095
0.88%, 01/14/2032(a)	EUR	200,000	217,387
1.13%, 07/12/2032(a)	EUR	100,000	110,666
Danone S.A., 1.21%, 11/03/2028(a)	EUR	200,000	235,278
Dassault Systemes SE, 0.38%, 09/16/2029(a)	EUR	200,000	220,572
ELO SACA, 2.88%, 01/29/2026(a)	EUR	200,000	236,476
Engie Alliance GIE, 5.75%, 06/24/2023(a)	EUR	100,000	121,416
ENGIE S.A.
1.38%, 03/27/2025(a)	EUR	200,000	231,607
2.38%, 05/19/2026(a)	EUR	200,000	243,902

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount		Value
France-(continued)
7.00%, 10/30/2028	GBP	200,000	$349,532
5.00%, 10/01/2060(a)	GBP	300,000	616,665
EssilorLuxottica S.A.
0.38%, 11/27/2027(a)	EUR	200,000	223,884
0.50%, 06/05/2028(a)	EUR	200,000	224,803
0.75%, 11/27/2031(a)	EUR	100,000	112,927
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(a)	EUR	100,000	111,312
HSBC Continental Europe S.A., 0.10%, 09/03/2027(a)	EUR	200,000	217,800
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028(a)	EUR	200,000	220,208
0.38%, 02/11/2031(a)	EUR	200,000	218,965
Orange S.A.
1.38%, 03/20/2028(a)	EUR	100,000	116,992
8.13%, 11/20/2028(a)	GBP	150,000	277,079
2.00%, 01/15/2029(a)	EUR	200,000	244,044
1.38%, 01/16/2030(a)	EUR	100,000	117,600
1.88%, 09/12/2030(a)	EUR	100,000	122,032
3.25%, 01/15/2032(a)	GBP	300,000	431,841
0.50%, 09/04/2032(a)	EUR	100,000	105,650
8.13%, 01/28/2033	EUR	250,000	479,551
0.63%, 12/16/2033(a)	EUR	200,000	212,219
5.63%, 01/23/2034	GBP	150,000	266,031
5.38%, 11/22/2050(a)	GBP	200,000	406,290
Pernod Ricard S.A., 1.75%, 04/08/2030(a)	EUR	200,000	241,331
RTE Reseau de Transport d’Electricite SADIR, 1.63%, 11/27/2025(a)	EUR	100,000	117,581
Sanofi
0.50%, 01/13/2027(a)	EUR	200,000	226,238
1.50%, 04/01/2030(a)	EUR	100,000	120,153
Series 12FX, 1.38%, 03/21/2030(a)	EUR	200,000	238,335
Series 20FX, 1.88%, 03/21/2038(a)	EUR	200,000	256,834
Societe Generale S.A.
1.25%, 02/15/2024(a)	EUR	300,000	344,118
1.13%, 01/23/2025(a)	EUR	200,000	229,390
2.63%, 02/27/2025(a)	EUR	100,000	118,575
0.13%, 02/24/2026(a)	EUR	200,000	221,143
0.75%, 01/25/2027(a)	EUR	200,000	221,800
0.25%, 07/08/2027(a)	EUR	100,000	109,497
0.13%, 02/18/2028(a)	EUR	100,000	107,961
2.13%, 09/27/2028(a)	EUR	200,000	237,839
1.75%, 03/22/2029(a)	EUR	200,000	232,030
1.25%, 06/12/2030(a)	EUR	100,000	111,246
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(a)	EUR	200,000	245,467
TotalEnergies Capital International S.A.
2.50%, 03/25/2026(a)	EUR	200,000	244,766
1.49%, 04/08/2027(a)	EUR	200,000	235,302
0.75%, 07/12/2028(a)	EUR	200,000	226,263
1.38%, 10/04/2029(a)	EUR	200,000	234,164
1.99%, 04/08/2032(a)	EUR	200,000	246,047
1.62%, 05/18/2040(a)	EUR	100,000	116,192
UNEDIC ASSEO, 0.10%, 05/25/2034(a)	EUR	400,000	418,805
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(a)	EUR	100,000	110,427
1.38%, 12/04/2031(a)	EUR	100,000	110,450
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP	200,000	391,404
	Principal Amount		Value
France-(continued)
Vinci S.A., 1.75%, 09/26/2030(a)	EUR	200,000	$244,397
Westfield America Management Ltd., 2.63%, 03/30/2029(a)	GBP	250,000	326,721
			29,056,339
Germany-13.11%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(a)	GBP	300,000	562,751
Aroundtown S.A.
0.38%, 04/15/2027(a)	EUR	100,000	107,463
3.00%, 10/16/2029(a)	GBP	230,000	309,754
BASF SE
0.25%, 06/05/2027(a)	EUR	100,000	111,751
0.88%, 11/15/2027(a)	EUR	100,000	115,293
Bayer AG
0.38%, 07/06/2024(a)	EUR	200,000	225,424
0.05%, 01/12/2025(a)	EUR	200,000	222,483
0.75%, 01/06/2027(a)	EUR	200,000	223,757
0.38%, 01/12/2029(a)	EUR	100,000	106,951
1.13%, 01/06/2030(a)	EUR	200,000	223,475
0.63%, 07/12/2031(a)	EUR	100,000	105,469
1.38%, 07/06/2032(a)	EUR	200,000	221,193
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(a)	EUR	300,000	348,373
2.13%, 12/15/2029(a)	EUR	200,000	238,960
BMW Finance N.V., 1.50%, 02/06/2029(a)(b)	EUR	200,000	238,982
Commerzbank AG
0.50%, 09/13/2023(a)	EUR	100,000	112,857
0.63%, 08/28/2024(a)	EUR	100,000	113,259
1.00%, 03/04/2026(a)	EUR	200,000	228,346
0.50%, 12/04/2026(a)	EUR	100,000	111,872
Daimler International Finance B.V.
0.85%, 02/28/2025(a)	EUR	200,000	228,856
2.63%, 04/07/2025(a)	EUR	250,000	301,832
1.00%, 11/11/2025(a)	EUR	215,000	247,935
1.38%, 06/26/2026(a)(b)	EUR	100,000	117,409
2.00%, 08/22/2026(a)	EUR	200,000	240,928
0.63%, 05/06/2027(a)	EUR	175,000	197,904
Deutsche Bahn Finance GmbH
1.00%, 12/17/2027	EUR	200,000	233,262
1.13%, 12/18/2028(a)	EUR	200,000	235,574
0.63%, 04/15/2036(a)	EUR	200,000	211,154
0.63%, 12/08/2050(a)	EUR	100,000	94,919
1.13%, 05/29/2051(a)(b)	EUR	180,000	193,317
Deutsche Bank AG
3.88%, 02/12/2024(a)	GBP	200,000	276,739
2.63%, 12/16/2024(a)	GBP	300,000	405,294
1.63%, 01/20/2027(a)	EUR	200,000	229,578
Deutsche Telekom AG
0.50%, 07/05/2027(a)	EUR	200,000	224,894
1.75%, 03/25/2031(a)	EUR	100,000	121,481
Deutsche Telekom International Finance B.V.
1.38%, 12/01/2025(a)	EUR	200,000	233,388
1.38%, 01/30/2027(a)	EUR	200,000	235,040
1.50%, 04/03/2028(a)	EUR	257,000	303,706
2.00%, 12/01/2029(a)	EUR	100,000	123,222
E.ON International Finance B.V.
1.50%, 07/31/2029(a)	EUR	200,000	237,584
6.25%, 06/03/2030(a)	GBP	300,000	519,123
6.38%, 06/07/2032	GBP	350,000	635,248

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount		Value
Germany-(continued)
4.75%, 01/31/2034(a)	GBP	200,000	$327,450
5.88%, 10/30/2037(a)	GBP	350,000	651,527
6.75%, 01/27/2039(a)	GBP	250,000	510,832
6.13%, 07/06/2039(a)	GBP	350,000	679,595
E.ON SE, 0.38%, 09/29/2027(a)	EUR	100,000	111,661
Grand City Properties S.A., 0.13%, 01/11/2028(a)	EUR	100,000	104,878
HeidelbergCement AG, 1.50%, 02/07/2025(a)	EUR	160,000	185,483
HeidelbergCement Finance (Luxembourg) S.A., 1.63%, 04/07/2026(a)	EUR	100,000	117,025
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(a)	EUR	100,000	110,724
Mercedes-Benz Group AG
1.50%, 03/09/2026(a)	EUR	100,000	117,642
0.38%, 11/08/2026(a)	EUR	100,000	112,228
1.00%, 11/15/2027(a)(b)	EUR	100,000	115,324
1.38%, 05/11/2028(a)	EUR	200,000	236,209
1.50%, 07/03/2029(a)(b)	EUR	200,000	239,161
0.75%, 09/10/2030(a)	EUR	100,000	112,304
1.13%, 11/06/2031(a)	EUR	100,000	114,337
0.75%, 03/11/2033(a)	EUR	100,000	109,850
2.13%, 07/03/2037(a)	EUR	150,000	188,634
SAP SE
1.75%, 02/22/2027(a)	EUR	100,000	120,156
1.25%, 03/10/2028(a)	EUR	100,000	117,664
1.63%, 03/10/2031(a)	EUR	200,000	242,013
Siemens Financieringsmaatschappij N.V.
0.38%, 06/05/2026(a)	EUR	100,000	112,756
2.88%, 03/10/2028(a)	EUR	237,000	306,800
0.25%, 02/20/2029(a)	EUR	200,000	220,691
0.13%, 09/05/2029(a)	EUR	100,000	109,635
1.38%, 09/06/2030(a)	EUR	200,000	238,350
0.50%, 09/05/2034(a)	EUR	100,000	108,237
3.75%, 09/10/2042(a)	GBP	200,000	343,002
Traton Finance Luxembourg S.A.
0.13%, 03/24/2025(a)	EUR	100,000	110,959
0.75%, 03/24/2029(a)	EUR	200,000	217,312
Volkswagen Financial Services AG
1.50%, 10/01/2024(a)	EUR	200,000	231,201
0.13%, 02/12/2027(a)	EUR	100,000	107,740
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(a)	GBP	200,000	264,057
Volkswagen International Finance N.V.
1.13%, 10/02/2023(a)	EUR	200,000	228,279
0.88%, 09/22/2028(a)	EUR	200,000	224,421
1.63%, 01/16/2030(a)	EUR	175,000	204,819
3.25%, 11/18/2030(a)	EUR	100,000	130,140
4.13%, 11/16/2038(a)	EUR	200,000	297,464
Series 10Y, 1.88%, 03/30/2027(a)	EUR	300,000	352,577
Volkswagen Leasing GmbH
2.63%, 01/15/2024(a)	EUR	300,000	352,765
1.13%, 04/04/2024(a)	EUR	100,000	114,377
1.38%, 01/20/2025(a)	EUR	100,000	115,168
0.38%, 07/20/2026(a)	EUR	100,000	110,256
Vonovia Finance B.V., 1.25%, 12/06/2024(a)	EUR	200,000	230,318
Vonovia SE
0.38%, 06/16/2027(a)	EUR	100,000	109,353
0.25%, 09/01/2028(a)	EUR	200,000	213,878
0.63%, 12/14/2029(a)	EUR	100,000	107,836
	Principal Amount		Value
Germany-(continued)
0.75%, 09/01/2032(a)	EUR	200,000	$210,280
1.00%, 06/16/2033(a)	EUR	100,000	106,244
Wintershall Dea Finance B.V.
0.45%, 09/25/2023(a)	EUR	100,000	112,376
0.84%, 09/25/2025(a)	EUR	200,000	223,608
1.33%, 09/25/2028(a)	EUR	200,000	221,745
1.82%, 09/25/2031(a)	EUR	200,000	222,804
			20,660,945
Ireland-0.22%
Ryanair DAC, 0.88%, 05/25/2026(a)(b)	EUR	200,000	224,105
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(a)	EUR	100,000	121,498
			345,603
Italy-4.65%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(a)	EUR	100,000	126,320
ASTM S.p.A.
1.50%, 01/25/2030(a)	EUR	225,000	244,824
2.38%, 11/25/2033(a)	EUR	100,000	109,419
Enel Finance International N.V.
1.00%, 09/16/2024(a)	EUR	200,000	229,184
1.50%, 07/21/2025(a)	EUR	200,000	232,918
0.25%, 11/17/2025(a)	EUR	100,000	111,560
1.38%, 06/01/2026(a)	EUR	50,000	58,059
1.13%, 09/16/2026(a)	EUR	150,000	172,568
0.38%, 06/17/2027(a)	EUR	200,000	220,371
1.00%, 10/20/2027(a)	GBP	225,000	284,852
0.38%, 05/28/2029(a)	EUR	100,000	107,935
0.50%, 06/17/2030(a)	EUR	120,000	128,460
0.88%, 09/28/2034(a)	EUR	220,000	232,763
0.88%, 06/17/2036(a)	EUR	100,000	103,384
5.75%, 09/14/2040(a)	GBP	450,000	853,466
Enel S.p.A., 5.75%, 06/22/2037(a)	GBP	180,000	330,338
Eni S.p.A.
3.75%, 09/12/2025(a)	EUR	200,000	252,457
1.50%, 02/02/2026(a)	EUR	150,000	175,755
1.25%, 05/18/2026(a)	EUR	200,000	231,011
0.38%, 06/14/2028(a)	EUR	100,000	109,497
3.63%, 01/29/2029(a)	EUR	100,000	133,950
0.63%, 01/23/2030(a)	EUR	100,000	109,595
2.00%, 05/18/2031(a)	EUR	150,000	182,639
Intesa Sanpaolo S.p.A.
1.38%, 01/18/2024(a)	EUR	100,000	114,832
1.00%, 07/04/2024(a)	EUR	150,000	171,013
2.13%, 05/26/2025(a)	EUR	225,000	264,673
0.63%, 02/24/2026(a)	EUR	250,000	275,216
1.00%, 11/19/2026(a)	EUR	200,000	224,853
0.75%, 03/16/2028(a)	EUR	200,000	219,382
1.75%, 03/20/2028(a)	EUR	150,000	173,982
1.75%, 07/04/2029(a)	EUR	100,000	115,768
Snam S.p.A., 0.88%, 10/25/2026(a)	EUR	200,000	227,873
Terna Rete Elettrica Nazionale S.p.A., 1.38%, 07/26/2027(a)	EUR	100,000	116,459
UniCredit S.p.A.
0.50%, 04/09/2025(a)	EUR	100,000	111,925
0.33%, 01/19/2026(a)	EUR	150,000	164,956
2.13%, 10/24/2026(a)	EUR	259,000	306,978
0.85%, 01/19/2031(a)	EUR	100,000	105,441
			7,334,676

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount		Value
Japan-2.43%
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(a)	EUR	100,000	$107,819
NTT Finance Corp.
0.01%, 03/03/2025(a)	EUR	400,000	445,476
0.34%, 03/03/2030(a)	EUR	400,000	433,760
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	869,190
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	873,314
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(a)	EUR	200,000	233,542
0.63%, 10/23/2029(a)	EUR	125,000	135,798
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(a)	EUR	200,000	241,493
3.00%, 11/21/2030(a)	EUR	200,000	258,610
1.38%, 07/09/2032	EUR	100,000	112,803
2.00%, 07/09/2040	EUR	100,000	115,595
			3,827,400
Luxembourg-0.07%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(a)	EUR	100,000	113,892
Netherlands-4.55%
ABN AMRO Bank N.V.
1.25%, 05/28/2025(a)	EUR	200,000	230,401
0.60%, 01/15/2027(a)	EUR	200,000	222,926
0.50%, 09/23/2029(a)	EUR	100,000	107,724
1.00%, 06/02/2033(a)	EUR	100,000	108,495
1.25%, 01/20/2034(a)	EUR	100,000	110,586
ASML Holding N.V., 1.38%, 07/07/2026(a)	EUR	100,000	117,305
Cooperatieve Rabobank U.A.
1.25%, 03/23/2026(a)	EUR	250,000	291,277
1.38%, 02/03/2027(a)	EUR	200,000	235,467
5.25%, 09/14/2027(a)	GBP	250,000	379,712
4.63%, 05/23/2029(a)	GBP	400,000	602,449
1.13%, 05/07/2031(a)	EUR	100,000	113,811
Heineken N.V., 1.00%, 05/04/2026(a)	EUR	100,000	114,891
ING Groep N.V.
1.13%, 02/14/2025(a)	EUR	200,000	229,398
2.13%, 01/10/2026(a)	EUR	100,000	118,866
3.00%, 02/18/2026(a)	GBP	400,000	554,887
1.38%, 01/11/2028(a)	EUR	200,000	231,174
2.00%, 09/20/2028(a)	EUR	200,000	239,262
2.50%, 11/15/2030(a)	EUR	200,000	251,826
Koninklijke KPN N.V., 5.75%, 09/17/2029(a)	GBP	300,000	469,740
LeasePlan Corp. N.V.
0.25%, 02/23/2026(a)	EUR	100,000	110,235
0.25%, 09/07/2026(a)	EUR	200,000	218,848
Shell International Finance B.V.
1.88%, 09/15/2025(a)	EUR	200,000	236,958
2.50%, 03/24/2026	EUR	100,000	122,284
1.63%, 01/20/2027(a)	EUR	150,000	178,189
0.13%, 11/08/2027(a)	EUR	100,000	109,431
1.50%, 04/07/2028(a)	EUR	100,000	118,012
1.25%, 05/12/2028(a)	EUR	100,000	116,342
0.75%, 08/15/2028(a)(b)	EUR	150,000	169,137
1.00%, 12/10/2030(a)	GBP	150,000	181,908
0.50%, 11/08/2031(a)	EUR	100,000	106,461
1.88%, 04/07/2032(a)	EUR	100,000	120,395
1.25%, 11/11/2032(a)	EUR	200,000	226,981
	Principal Amount		Value
Netherlands-(continued)
0.88%, 11/08/2039(a)	EUR	100,000	$99,584
1.75%, 09/10/2052(a)	GBP	200,000	210,881
TenneT Holding B.V., 0.88%, 06/16/2035(a)	EUR	100,000	108,051
			7,163,894
Norway-0.91%
Equinor ASA
1.25%, 02/17/2027(a)	EUR	150,000	175,098
6.88%, 03/11/2031(a)(b)	GBP	300,000	561,593
1.38%, 05/22/2032(a)	EUR	100,000	116,851
1.63%, 02/17/2035(a)	EUR	100,000	117,727
Telenor ASA
0.75%, 05/31/2026(a)	EUR	200,000	227,191
1.13%, 05/31/2029(a)	EUR	200,000	230,070
			1,428,530
Singapore-0.25%
Temasek Financial I Ltd., 5.13%, 07/26/2040(a)	GBP	200,000	392,631
Spain-4.98%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(a)	EUR	100,000	120,043
3.00%, 03/27/2031(a)	EUR	200,000	251,824
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 02/28/2024(a)	EUR	100,000	114,440
0.38%, 10/02/2024(a)	EUR	100,000	112,568
1.38%, 05/14/2025(a)	EUR	200,000	231,034
0.75%, 06/04/2025(a)	EUR	100,000	113,540
1.00%, 06/21/2026(a)	EUR	100,000	113,735
0.38%, 11/15/2026(a)	EUR	200,000	221,816
0.50%, 01/14/2027(a)	EUR	200,000	220,152
3.50%, 02/10/2027(a)	EUR	100,000	123,619
Banco de Sabadell S.A.
0.88%, 03/05/2023(a)	EUR	100,000	113,097
0.88%, 07/22/2025(a)	EUR	200,000	224,912
Banco Santander S.A.
1.13%, 01/17/2025(a)	EUR	200,000	229,401
2.50%, 03/18/2025(a)	EUR	200,000	235,962
1.38%, 01/05/2026(a)	EUR	200,000	230,568
3.25%, 04/04/2026(a)	EUR	200,000	243,300
1.50%, 04/14/2026(a)	GBP	200,000	259,397
0.30%, 10/04/2026(a)	EUR	100,000	110,913
3.13%, 01/19/2027(a)	EUR	100,000	121,707
0.50%, 02/04/2027(a)	EUR	100,000	109,970
1.75%, 02/17/2027(a)	GBP	200,000	259,606
1.13%, 06/23/2027(a)	EUR	100,000	113,435
2.13%, 02/08/2028(a)	EUR	200,000	230,736
0.20%, 02/11/2028(a)	EUR	200,000	216,726
1.63%, 10/22/2030(a)	EUR	100,000	109,225
1.00%, 11/04/2031(a)(b)	EUR	200,000	217,214
CaixaBank S.A.
1.75%, 10/24/2023(a)	EUR	100,000	115,413
2.38%, 02/01/2024(a)	EUR	200,000	234,005
1.13%, 05/17/2024(a)	EUR	100,000	114,283
0.63%, 10/01/2024(a)	EUR	100,000	112,955
0.38%, 02/03/2025(a)	EUR	100,000	111,962
1.13%, 03/27/2026(a)	EUR	100,000	114,347
1.38%, 06/19/2026(a)	EUR	200,000	229,495
Iberdrola International, B.V., 1.13%, 04/21/2026(a)	EUR	100,000	116,353
Mapfre S.A., 1.63%, 05/19/2026(a)	EUR	100,000	118,327

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount		Value
Spain-(continued)
Naturgy Finance B.V., 1.38%, 01/19/2027(a)	EUR	200,000	$234,363
Santander Consumer Finance S.A.
0.38%, 06/27/2024(a)	EUR	100,000	112,597
0.38%, 01/17/2025(a)	EUR	100,000	112,283
Telefonica Emisiones S.A.
5.38%, 02/02/2026(a)	GBP	200,000	302,824
1.45%, 01/22/2027(a)	EUR	200,000	233,663
1.20%, 08/21/2027(a)	EUR	200,000	231,461
1.72%, 01/12/2028(a)	EUR	200,000	238,250
1.79%, 03/12/2029(a)(b)	EUR	200,000	240,002
0.66%, 02/03/2030(a)(b)	EUR	200,000	221,104
			7,842,627
Sweden-1.42%
Heimstaden Bostad Treasury B.V., 0.25%, 10/13/2024(a)	EUR	125,000	139,392
Skandinaviska Enskilda Banken AB
0.38%, 02/11/2027(a)	EUR	200,000	221,238
0.63%, 11/12/2029(a)	EUR	200,000	220,890
Svenska Handelsbanken AB
0.13%, 11/03/2026(a)	EUR	200,000	221,219
0.05%, 09/06/2028(a)	EUR	100,000	108,046
0.50%, 02/18/2030(a)	EUR	100,000	108,807
Swedbank AB
0.75%, 05/05/2025(a)	EUR	200,000	227,780
0.25%, 11/02/2026(a)	EUR	100,000	110,851
Telia Co. AB, 3.63%, 11/08/2023(a)	SEK	2,000,000	225,803
Vattenfall AB, 6.88%, 04/15/2039(a)	GBP	300,000	652,941
			2,236,967
Switzerland-3.09%
Credit Suisse AG
1.13%, 12/15/2025(a)	GBP	200,000	257,978
0.25%, 01/05/2026(a)	EUR	225,000	248,955
1.50%, 04/10/2026(a)	EUR	250,000	290,429
0.25%, 09/01/2028(a)	EUR	220,000	234,605
Credit Suisse Group AG
1.00%, 04/14/2023(a)	CHF	350,000	380,728
2.75%, 08/08/2025(a)	GBP	150,000	203,721
0.65%, 09/10/2029(a)	EUR	100,000	106,249
0.63%, 01/18/2033(a)	EUR	248,000	247,313
Holcim Finance (Luxembourg) S.A.
2.25%, 05/26/2028(a)	EUR	200,000	243,137
0.50%, 09/03/2030(a)	EUR	100,000	105,452
Nestle Finance International Ltd.
1.13%, 04/01/2026(a)	EUR	100,000	116,184
1.50%, 04/01/2030(a)	EUR	100,000	120,890
0.38%, 05/12/2032(a)	EUR	200,000	216,264
Richemont International Holding S.A.
1.00%, 03/26/2026(a)(b)	EUR	150,000	172,204
1.50%, 03/26/2030(a)	EUR	200,000	237,404
2.00%, 03/26/2038(a)	EUR	200,000	247,778
UBS AG
0.01%, 03/31/2026(a)	EUR	200,000	219,984
0.50%, 03/31/2031(a)	EUR	200,000	214,583
UBS Group AG
1.50%, 11/30/2024(a)	EUR	300,000	345,125
1.25%, 09/01/2026(a)	EUR	200,000	229,903
0.25%, 02/24/2028(a)	EUR	200,000	215,443
0.88%, 11/03/2031(a)	EUR	200,000	216,133
			4,870,462
	Principal Amount		Value
United Kingdom-21.85%
ABP Finance PLC, 6.25%, 12/14/2026(a)	GBP	200,000	$317,322
Annington Funding PLC
2.65%, 07/12/2025(a)	GBP	200,000	270,252
3.18%, 07/12/2029(a)	GBP	250,000	341,473
3.69%, 07/12/2034(a)	GBP	200,000	275,503
3.94%, 07/12/2047(a)	GBP	200,000	285,159
Barclays PLC
1.50%, 04/01/2022(a)	EUR	75,000	84,336
3.13%, 01/17/2024(a)	GBP	450,000	616,577
3.00%, 05/08/2026(a)	GBP	200,000	274,291
3.25%, 02/12/2027(a)	GBP	450,000	623,038
BAT International Finance PLC
7.25%, 03/12/2024	GBP	200,000	295,569
4.00%, 09/04/2026(a)	GBP	250,000	353,203
2.25%, 06/26/2028(a)	GBP	240,000	303,922
2.25%, 01/16/2030(a)	EUR	200,000	226,264
6.00%, 11/24/2034(a)	GBP	150,000	235,808
2.25%, 09/09/2052(a)	GBP	200,000	170,260
BG Energy Capital PLC, 5.00%, 11/04/2036(a)	GBP	250,000	424,606
Blend Funding PLC
3.46%, 09/21/2047(a)(b)	GBP	200,000	316,692
2.92%, 04/05/2054(a)	GBP	100,000	145,513
BP Capital Markets PLC
2.97%, 02/27/2026(a)	EUR	100,000	123,951
1.57%, 02/16/2027(a)	EUR	200,000	234,995
2.52%, 04/07/2028(a)	EUR	100,000	123,405
1.23%, 05/08/2031(a)	EUR	200,000	225,762
2.82%, 04/07/2032(a)	EUR	200,000	257,493
British Telecommunications PLC
1.00%, 11/21/2024(a)	EUR	100,000	113,831
1.75%, 03/10/2026(a)	EUR	200,000	232,239
1.50%, 06/23/2027(a)	EUR	100,000	114,554
5.75%, 12/07/2028(a)	GBP	250,000	389,111
3.13%, 11/21/2031(a)(b)	GBP	200,000	270,676
6.38%, 06/23/2037(a)	GBP	150,000	259,794
Cadent Finance PLC
2.13%, 09/22/2028(a)(b)	GBP	350,000	464,296
2.63%, 09/22/2038(a)	GBP	200,000	257,925
2.75%, 09/22/2046(a)	GBP	300,000	384,875
CCEP Finance Ireland DAC, 0.88%, 05/06/2033(a)	EUR	100,000	107,731
Centrica PLC
4.38%, 03/13/2029(a)	GBP	250,000	377,075
7.00%, 09/19/2033(a)(b)	GBP	272,000	516,276
4.25%, 09/12/2044(a)	GBP	150,000	236,277
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(a)	EUR	100,000	113,871
CK Hutchison Finance (16) Ltd., Series A, 1.25%, 04/06/2023(a)	EUR	200,000	227,746
Clarion Funding PLC, 3.13%, 04/19/2048(a)	GBP	230,000	349,067
Community Finance Co. 1 PLC, 5.02%, 07/31/2034	GBP	250,000	421,807
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(a)	GBP	276,300	390,289
Diageo Finance PLC, 2.50%, 03/27/2032(a)	EUR	200,000	257,516
easyJet FinCo B.V., 1.88%, 03/03/2028(a)	EUR	200,000	224,819

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
GlaxoSmithKline Capital PLC
1.25%, 05/21/2026(a)	EUR	100,000	$116,646
3.38%, 12/20/2027(a)	GBP	250,000	363,413
1.25%, 10/12/2028(a)	GBP	300,000	386,203
5.25%, 12/19/2033(b)	GBP	400,000	706,519
1.63%, 05/12/2035(a)	GBP	300,000	368,325
6.38%, 03/09/2039(b)	GBP	200,000	416,689
5.25%, 04/10/2042(a)	GBP	384,000	746,000
4.25%, 12/18/2045(a)	GBP	250,000	443,785
Heathrow Funding Ltd.
7.13%, 02/14/2024(a)	GBP	200,000	293,891
6.75%, 12/03/2026(a)	GBP	250,000	401,193
6.45%, 12/10/2031(a)	GBP	350,000	609,940
5.88%, 05/13/2041(a)	GBP	300,000	556,307
4.63%, 10/31/2046(a)	GBP	300,000	500,439
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(a)(b)	GBP	250,000	403,011
HSBC Bank PLC
5.38%, 08/22/2033(a)(b)	GBP	256,000	429,317
4.75%, 03/24/2046	GBP	200,000	339,746
HSBC Holdings PLC
0.88%, 09/06/2024(a)	EUR	300,000	341,986
2.50%, 03/15/2027(a)	EUR	200,000	243,560
2.63%, 08/16/2028(a)(b)	GBP	400,000	539,858
0.64%, 09/24/2029(a)(c)	EUR	200,000	216,937
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(a)	EUR	100,000	106,550
Imperial Brands Finance PLC
8.13%, 03/15/2024(a)	GBP	200,000	300,018
5.50%, 09/28/2026(a)	GBP	250,000	375,390
4.88%, 06/07/2032(a)	GBP	200,000	296,174
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/2026(a)	EUR	200,000	241,784
Lloyds Bank PLC
7.63%, 04/22/2025(a)	GBP	300,000	468,725
6.50%, 09/17/2040(a)	GBP	292,000	623,771
Lloyds Banking Group PLC, 1.50%, 09/12/2027(a)	EUR	100,000	117,430
London Stock Exchange Group PLC, 1.63%, 04/06/2030(a)	GBP	200,000	258,499
Motability Operations Group PLC
3.63%, 03/10/2036(a)	GBP	250,000	387,708
2.38%, 07/03/2039(a)	GBP	200,000	268,699
2.13%, 01/18/2042(a)	GBP	100,000	128,183
Nationwide Building Society
0.25%, 07/22/2025(a)	EUR	200,000	223,680
3.25%, 01/20/2028(a)	GBP	200,000	287,882
NatWest Markets PLC
1.00%, 05/28/2024(a)	EUR	200,000	228,699
2.75%, 04/02/2025(a)	EUR	200,000	241,219
0.13%, 11/12/2025(a)	EUR	100,000	110,559
0.13%, 06/18/2026(a)	EUR	200,000	219,918
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(a)	GBP	125,000	162,399
Rio Tinto Finance PLC, 4.00%, 12/11/2029(a)(b)	GBP	250,000	381,487
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(a)	GBP	250,000	351,848
Scottish Widows Ltd., 7.00%, 06/16/2043(a)(b)	GBP	250,000	479,679
Sky Ltd., 2.50%, 09/15/2026(a)	EUR	100,000	122,797
	Principal Amount		Value
United Kingdom-(continued)
Society of Lloyd’s, 4.75%, 10/30/2024(a)(b)	GBP	200,000	$283,700
SSE PLC, 8.38%, 11/20/2028(a)	GBP	183,000	335,681
Standard Chartered PLC
5.13%, 06/06/2034(a)	GBP	200,000	317,749
4.38%, 01/18/2038(a)	GBP	200,000	329,798
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(a)(b)	GBP	400,000	777,952
Thames Water Utilities Finance PLC
5.13%, 09/28/2037(a)(b)	GBP	250,000	434,637
5.50%, 02/11/2041(a)	GBP	200,000	372,905
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(a)	EUR	150,000	181,550
University of Oxford, 2.54%, 12/08/2117(a)	GBP	400,000	590,736
Vodafone Group PLC
1.88%, 09/11/2025(a)	EUR	100,000	118,326
1.13%, 11/20/2025(a)	EUR	100,000	115,359
2.20%, 08/25/2026(a)	EUR	300,000	362,206
1.63%, 11/24/2030(a)	EUR	100,000	116,926
1.60%, 07/29/2031(a)	EUR	151,000	175,426
3.38%, 08/08/2049(a)	GBP	300,000	410,356
3.00%, 08/12/2056(a)	GBP	400,000	508,785
Wellcome Trust Finance PLC, 4.63%, 07/25/2036(a)	GBP	150,000	270,725
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(a)	GBP	300,000	339,990
2.52%, 02/07/2118(a)	GBP	300,000	443,998
Western Power Distribution West Midlands PLC, 5.75%, 04/16/2032(a)	GBP	325,000	561,620
Westfield Stratford City Finance No. 2 PLC, 1.64%, 08/04/2026(a)	GBP	250,000	330,370
			34,420,827
United States-1.81%
American Honda Finance Corp., 1.95%, 10/18/2024	EUR	100,000	117,523
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	200,000	218,747
1.63%, 03/07/2031	EUR	250,000	295,287
0.75%, 10/15/2032	EUR	100,000	107,967
1.38%, 10/15/2040	EUR	100,000	106,672
1.63%, 10/15/2050	EUR	100,000	106,061
Stellantis N.V.
3.38%, 07/07/2023(a)	EUR	200,000	233,037
3.75%, 03/29/2024(a)	EUR	125,000	150,675
3.88%, 01/05/2026(a)	EUR	200,000	249,731
2.75%, 05/15/2026(a)	EUR	100,000	120,911
0.63%, 03/30/2027(a)	EUR	200,000	219,736
4.50%, 07/07/2028(a)	EUR	200,000	267,258
0.75%, 01/18/2029(a)	EUR	200,000	216,071
1.25%, 06/20/2033(a)	EUR	100,000	105,010
Toyota Motor Credit Corp.
0.25%, 07/16/2026(a)	EUR	200,000	222,693
0.13%, 11/05/2027(a)	EUR	100,000	109,310
			2,846,689
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $160,451,045)			155,587,202

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $32,112)	32,112	$32,112
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.78% (Cost $160,483,157)		155,619,314
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.15%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,905,485	2,905,485
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,778,110	$6,779,466
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,685,363)		9,684,951
TOTAL INVESTMENTS IN SECURITIES-104.93% (Cost $170,168,520)		165,304,265
OTHER ASSETS LESS LIABILITIES-(4.93)%		(7,770,355)
NET ASSETS-100.00%		$157,533,910

Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
CHF-Swiss Franc
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $124,166,919, which represented 78.82% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$516,859	$7,155,952	$(7,640,699)	$-	$-	$32,112	$13
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,739,564	3,409,655	(2,243,734)	-	-	2,905,485	94*
Invesco Private Prime Fund	4,058,983	6,233,826	(3,512,377)	(412)	(554)	6,779,466	1,168*
Total	$6,315,406	$16,799,433	$(13,396,810)	$(412)	$(554)	$9,717,063	$1,275

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,396,707,743	$-	$2,396,707,743
Money Market Funds	10,736,568	47,201,339	-	57,937,907
Total Investments	$10,736,568	$2,443,909,082	$-	$2,454,645,650
Invesco Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$218,622,394	$467,158	$219,089,552
Preferred Stocks	-	-	241,560	241,560
Variable Rate Senior Loan Interests	-	50,142	-	50,142
Common Stocks & Other Equity Interests	21,533	-	15,027	36,560
Money Market Funds	4,315,447	24,718,586	-	29,034,033
Total Investments in Securities	4,336,980	243,391,122	723,745	248,451,847
Other Investments - Assets
Investments Matured	-	1,267,426	782,026	2,049,452
Total Investments	$4,336,980	$244,658,548	$1,505,771	$250,501,299
Invesco International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$155,587,202	$-	$155,587,202
Money Market Funds	32,112	9,684,951	-	9,717,063
Total Investments	$32,112	$165,272,153	$-	$165,304,265